SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions
The fair value of the Company’s stock options granted under the 2012 plan for the years ended December 31, 2017, 2016 and 2015 was estimated using the following assumptions:

	2017	2016	2015

Expected stock price volatility	33.3% – 40.5%	37.7% – 40.3%	35.07% – 38.97%
Expected option life (in years)	4 – 5.5	3 – 5.5	3 – 4
Risk free interest rate	1.49% – 1.81%	0.92% – 1.79%	0.92% – 1.39%
Dividend yield	5%	5%	5%

Schedule of Stock Option Activity
The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2017		2016		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	330,000	$7.97	277,500	$7.60	235,000	$8.28
Granted	75,000	10.39	250,000	8.10	120,000	7.15
Forfeited	(54,375)	8.35	(177,400)	7.56	(77,500)	8.67
Exercised	(19,583)	7.3	(20,100)	6.50	-	-

Outstanding at the end of the year	331,042	$9.03	330,000	$7.97	277,500	$7.60

Exercisable at the end of the year	120,417	$7.95	20,000	$7.15	30,000	$6.50